Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Senior secured revolving credit facility	$ 35,000
Real estate mortgage notes, principal and interest payable	12,822	12,116	13,024
Installment notes payable, principal and interest payable	5,926	5,546	7,699
Capital lease obligations		10	130
Long term debt	1,147,537	1,034,573	962,087
Less current maturities	4,136	3,078	4,167
Long term debt non current	1,143,401	1,031,495	957,920
8.875% Senior Notes due 2017
Debt Instrument [Line Items]
Senior Notes		323,342	323,099
9.875% Senior Notes due 2020
Debt Instrument [Line Items]
Senior Notes	293,789	293,559	293,135
8.25% Senior Notes due 2021
Debt Instrument [Line Items]
Senior Notes	400,000	400,000
7.625% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes	400,000
8.5% Senior Notes due 2015
Debt Instrument [Line Items]
Senior Notes			$ 325,000